CAPITAL MANAGEMENT AND FINANCIAL RISK - Interest Rate Risk (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Interest rate risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Debt Instruments
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Credit Spread (as a percent)	20.40%
Financial assets	$ 11,768
Debt Instruments | Interest rate risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Credit spread due to reasonably possible increase in risk assumption	21.40%
Credit spread due to reasonably possible decrease in risk assumption	19.40%
Financial asset due to reasonably possible increase in risk assumption	$ 11,558
Financial asset due to reasonably possible decrease in risk assumption	$ 11,983
Embedded Derivatives
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Credit Spread (as a percent)	0.10485%
Financial liabilities	$ 316,444
Embedded Derivatives | Interest rate risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Credit spread due to reasonably possible increase in risk assumption	11.485%
Credit spread due to reasonably possible decrease in risk assumption	9.485%
Financial liability due to reasonably possible increase in risk assumption	$ 318,817
Financial liability due to reasonably possible decrease in risk assumption	$ 313,945